Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Supplement [Text Block]	if_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 1, 2017
TO THE PROSPECTUS, SUMMARY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

INTEGRITY FUNDS

Integrity High Income Fund (the “Fund”):
Class I:	IHFIX
Class A:	IHFAX
Class C:	IHFCX

Prospectus dated: April 30, 2017

Summary Prospectus dated: May 2, 2017

Statement of Additional Information dated: April 30, 2017

This Supplement is being provided to notify you that effective December 1, 2017 Viking Fund Management, LLC (the “Investment Adviser” or “Viking Management”), the Fund’s investment adviser, has agreed to modify its contractual obligation to waive fees and reimburse expenses to the extent necessary so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding certain expenses as discussed below) do not exceed 0.64%, 0.89% and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. The agreement will remain in effect through April 30, 2019 and replaces the prior agreement to limit the Fund’s expenses at higher levels that was in effect through April 30, 2018. Accordingly, the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information are updated to reflect the modified expense limitation agreement as described below.

The table under “Fees and Expenses of the Fund” in the “INTEGRITY HIGH INCOME FUND-FUND SUMMARY” section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.64%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.49%	1.72%	2.47%
Fee Waivers and Expense Reimbursements(1)	(0.85%)	(0.83%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.64%	0.89%	1.64%

(1)
The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses from December 1, 2017 through April 30, 2019 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.64%, 0.89%, and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. This expense limitation agreement may only be terminated or modified prior to April 30, 2019 with the approval of the Fund’s Board of Trustees. Prior to December 1, 2017, the Fund’s investment adviser contractually agreed to waive fees and reimburse expenses, under substantially similar terms and exclusions as the aforementioned agreement so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements did not exceed 0.90%, 1.15%, and 1.90% of average daily net assets for Class I, Class A, and Class C shares.

The disclosure and table under “Example” in the “INTEGRITY HIGH INCOME FUND-FUND SUMMARY” section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that on December 1, 2017 you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement in effect through April 30, 2019 remains in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares
1 Year	$ 66	$ 512	$ 268	$ 66	$ 512	$ 168
3 Years	$ 357	$ 841	$ 676	$ 357	$ 841	$ 676
5 Years	$ 719	$1,241	$1,277	$ 719	$1,241	$1,277
10 Years	$1,796	$2,432	$3,063	$1,796	$2,432	$3,063

Integrity High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	if_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 1, 2017
TO THE PROSPECTUS, SUMMARY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

INTEGRITY FUNDS

Integrity High Income Fund (the “Fund”):
Class I:	IHFIX
Class A:	IHFAX
Class C:	IHFCX

Prospectus dated: April 30, 2017

Summary Prospectus dated: May 2, 2017

Statement of Additional Information dated: April 30, 2017

This Supplement is being provided to notify you that effective December 1, 2017 Viking Fund Management, LLC (the “Investment Adviser” or “Viking Management”), the Fund’s investment adviser, has agreed to modify its contractual obligation to waive fees and reimburse expenses to the extent necessary so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding certain expenses as discussed below) do not exceed 0.64%, 0.89% and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. The agreement will remain in effect through April 30, 2019 and replaces the prior agreement to limit the Fund’s expenses at higher levels that was in effect through April 30, 2018. Accordingly, the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information are updated to reflect the modified expense limitation agreement as described below.

The table under “Fees and Expenses of the Fund” in the “INTEGRITY HIGH INCOME FUND-FUND SUMMARY” section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.64%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.49%	1.72%	2.47%
Fee Waivers and Expense Reimbursements(1)	(0.85%)	(0.83%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.64%	0.89%	1.64%

(1)
The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses from December 1, 2017 through April 30, 2019 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.64%, 0.89%, and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. This expense limitation agreement may only be terminated or modified prior to April 30, 2019 with the approval of the Fund’s Board of Trustees. Prior to December 1, 2017, the Fund’s investment adviser contractually agreed to waive fees and reimburse expenses, under substantially similar terms and exclusions as the aforementioned agreement so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements did not exceed 0.90%, 1.15%, and 1.90% of average daily net assets for Class I, Class A, and Class C shares.

The disclosure and table under “Example” in the “INTEGRITY HIGH INCOME FUND-FUND SUMMARY” section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that on December 1, 2017 you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement in effect through April 30, 2019 remains in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares
1 Year	$ 66	$ 512	$ 268	$ 66	$ 512	$ 168
3 Years	$ 357	$ 841	$ 676	$ 357	$ 841	$ 676
5 Years	$ 719	$1,241	$1,277	$ 719	$1,241	$1,277
10 Years	$1,796	$2,432	$3,063	$1,796	$2,432	$3,063

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that on December 1, 2017 you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement in effect through April 30, 2019 remains in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Integrity High Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	719
10 Years	rr_ExpenseExampleYear10	1,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	357
5 Years	rr_ExpenseExampleNoRedemptionYear05	719
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,796
Integrity High Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 512
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,241
10 Years	rr_ExpenseExampleYear10	2,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	512
3 Years	rr_ExpenseExampleNoRedemptionYear03	841
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,432
Integrity High Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	$ 268
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,277
10 Years	rr_ExpenseExampleYear10	3,063
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,277
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,063

[1]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from December 1, 2017 through April 30, 2019 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.64%, 0.89%, and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. This expense limitation agreement may only be terminated or modified prior to April 30, 2019 with the approval of the Fund's Board of Trustees. Prior to December 1, 2017, the Fund's investment adviser contractually agreed to waive fees and reimburse expenses, under substantially similar terms and exclusions as the aforementioned agreement so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements did not exceed 0.90%, 1.15%, and 1.90% of average daily net assets for Class I, Class A, and Class C shares.